Write-Off of Goodwill and Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Off of Goodwill and Intangibles

Note 7. Write-Off of Goodwill and Intangibles

As required by ASC 350 Intangibles – Goodwill and Other Impairment and ASC 360 – Impairment Testing: Long-Lived Assets, in connection with preparing the consolidated financial statements for the period ended December 31, 2023, management conducted a review as to whether there are conditions or circumstances that may indicate the impairment of its long-lived assets, goodwill and other indefinite-lived intangible assets.

The Company reviewed the goodwill and intangibles acquired in the acquisitions of TinBu, LLC and Global Gaming Enterprises, Inc., the domain names and software purchased from third parties, and software developed in-house. Each of TinBu, Global Gaming, and Lottery.com is considered a reporting unit for application of the annual review for potential impairment.

The company performed a valuation of each of the reporting units described above, using discounted cash flow methodologies and estimates of fair market value. Given the results of the quantitative assessment, the company determined that the goodwill for the TinBu and Global Gaming reporting units was impaired. For the year ended December 31, 2023, the company recognized goodwill impairment charges of $5.65 million for the TinBu reporting unit and $1.06 million for the Global Gaming reporting unit. The total impairment charges related to goodwill were $6.71 million. In addition, it was determined that there was an impairment of certain intangible assets related to Global Gaming. For the year ended December 31, 2023, the Company recorded impairment charges of $488 thousand to trade names and trademarks and $312 thousand to technology acquired from Global Gaming. The total impairment charges to intangible assets were $800 thousand.

Additionally, in connection with completion of the tax provision for 2023, a transaction which had been recorded for the year ended December 31, 2021 was reevaluated and a decision was made that it should not have been recorded and should be reversed. Specifically, at the end of 2021, a decision was made to increase goodwill related to the acquisition of Global Gaming Enterprises, Inc. due to an incorrect conclusion that “an adjustment should be made to goodwill for the recording of related deferred tax liabilities as the Company released $1.6 million of valuation allowance since the additional deferred tax liabilities represent a future source of taxable income”. This approach improperly accelerated the effects of future amortization of intangible assets related to Global Gaming, resulting in inappropriately releasing part of a valuation allowance for deferred taxes which is not in compliance with GAAP. At that time, the Company recorded an increase to goodwill for Global Gaming and an income tax benefit each in the amount of $1,653,067. We have reversed this transaction by reducing goodwill for Global Gaming by $1,653,067 and have increased accumulated deficit to remove the income tax benefit which was incorrectly recorded for year ended December 31, 2021.

Note 8. Write-Off of Goodwill and Intangibles

As required by ASC 350 Intangibles – Goodwill and Other Impairment and ASC 360 – Impairment Testing: Long-Lived Assets, in connection with preparing the consolidated financial statements for the period ended December 31, 2023, management conducted a review as to whether there are conditions or circumstances that may indicate the impairment of its long-lived assets, goodwill and other indefinite-lived intangible assets.

The Company reviewed the goodwill and intangibles acquired in the acquisitions of TinBu, LLC and Global Gaming Enterprises, Inc., the domain names and software purchased from third parties, and software developed in-house. Each of TinBu, Global Gaming, and Lottery.com is considered a reporting unit for application of the annual review for potential impairment.

The company performed a valuation of each of the reporting units described above, using discounted cash flow methodologies and estimates of fair market value. Given the results of the quantitative assessment, the company determined that the goodwill for the TinBu and Global Gaming reporting units was impaired. For the year ended December 31, 2023, the company recognized goodwill impairment charges of $5.65 million for the TinBu reporting unit and $1.06 million for the Global Gaming reporting unit. The total impairment charges related to goodwill were $6.71 million. In addition, it was determined that there was an impairment of certain intangible assets related to Global Gaming. For the year ended December 31, 2023, the Company recorded impairment charges of $488 thousand to trade names and trademarks and $312 thousand to technology acquired from Global Gaming. The total impairment charges to intangible assets were $800 thousand.

Additionally, in connection with completion of the tax provision for 2023, a transaction which had been recorded for the year ended December 31, 2021 was reevaluated and a decision was made that it should not have been recorded and should be reversed. Specifically, at the end of 2021, a decision was made to increase goodwill related to the acquisition of Global Gaming Enterprises, Inc. due to an incorrect conclusion that “an adjustment should be made to goodwill for the recording of related deferred tax liabilities as the Company released $1.6 million of valuation allowance since the additional deferred tax liabilities represent a future source of taxable income”. This approach improperly accelerated the effects of future amortization of intangible assets related to Global Gaming, resulting in inappropriately releasing part of a valuation allowance for deferred taxes which is not in compliance with GAAP. At that time, the Company recorded an increase to goodwill for Global Gaming and an income tax benefit each in the amount of $1,653,067. We have reversed this transaction by reducing goodwill for Global Gaming by $1,653,067 and have increased accumulated deficit to remove the income tax benefit which was incorrectly recorded for year ended December 31, 2021.